DESCRIPTION OF BUSINESS AND GENERAL (Narrative) (Details) - shares		6 Months Ended
	Mar. 06, 2022	Jun. 30, 2022
Business Acquisition [Line Items]
Percentage of ownership after transaction		89.00%
Manuka Ltd [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired		89.00%
Manuka Ltd [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired	89.00%
Manuka Ltd [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues		33,791,641
Share Exchange Agreement [Member] | Manuka Ltd [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired		100.00%
Stock Issued During Period, Shares, New Issues		33,791,641
Share Exchange Agreement [Member] | Manuka Ltd [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired		100.00%
Stock Issued During Period, Shares, New Issues	33,791,641	33,791,641
Percentage of ownership after transaction		89.00%
Share Exchange Agreement [Member] | Manuka Ltd [Member] | Preferred Stock D [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues		110,000
Preferred D shares, convertible into common stock		66,000,000
Share Exchange Agreement [Member] | Manuka Ltd [Member] | Preferred Stock D [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues	110,000	110,000
Preferred D shares, convertible into common stock	66,000,000	66,000,000
Share Exchange Agreement [Member] | Manuka Ltd [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues		2,242,509
Share Exchange Agreement [Member] | Manuka Ltd [Member] | Common Stock [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues		2,242,509